UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	October 1, 2012 — March 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PAGVX

Putnam American Government Income Fund

Semiannual report
3 | 31 | 13

A world of investing.™

Putnam Investments

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
American Government
Income Fund

Semiannual report
3 | 31 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio managers	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed and asset-backed securities are subject to prepayment risk. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government and for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

Many macroeconomic risks to global growth have diminished in recent months. A widespread financial collapse in Europe, an economic hard landing in China, and significant fallout from budget sequestration and the fiscal cliff in the United States have not come to pass. While these risks have not entirely dissipated, U.S. equity markets have managed to achieve record highs in the first quarter, recouping all of their losses from the 2008 financial crisis.

In the United States, corporate profits and balance sheets are strong. The Federal Reserve has pledged to keep interest rates at historic lows until the nation’s employment situation meaningfully improves. The U.S. housing market, a significant driver of GDP, has been steadily rebounding. And while the federal budget battle is not yet resolved, the markets appear to believe that Washington lawmakers will eventually reach a resolution.

At Putnam, our investment team employs a measured, balanced approach to managing risk while pursuing returns. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

Investing in government securities

When the U.S. government needs to finance a project, one way it raises capital is through the Bureau of the Public Debt. Every year, the Bureau holds more than 100 auctions for various government bonds (called Treasuries). U.S. Treasuries have traditionally been considered a safe investment because they are backed by the full faith and credit of the United States. In other words, the U.S. government’s ability to generate tax revenue guarantees payment on any outstanding Treasury debt. Treasuries, however, tend to generate relatively low returns.

In addition to U.S. Treasuries, Putnam American Government Income Fund invests in instruments such as mortgage-backed securities (MBS). MBS are essentially securities that represent a stake in the principal from, and interest paid on, a collection of mortgages. Most MBS are created when government agencies or government-sponsored entities, including Fannie Mae, Ginnie Mae, and Freddie Mac, buy mortgages from financial institutions, such as banks or credit unions, and package them together by the thousands. These pools of mortgages act as collateral for the MBS that government-sponsored entities sell to different financial entities, such as Putnam American Government Income Fund.

By investing in both Treasuries and MBS, the fund’s managers seek to maintain a relatively low risk profile for the portfolio, while supplementing returns for long-term investors.

Understanding mortgage-related securities

MBS (Mortgage-backed securities): MBS are pools of mortgages used as collateral for issuing a security. These securities represent claims on the principal and interest payments made by the borrowers whose loans are in the pool.

Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation): Formerly public companies, Fannie Mae and Freddie Mac were placed under conservatorship by the U.S. government in September 2008 and are now controlled by the Federal Housing Finance Agency. Both companies buy mortgages from primary lenders (savings and loans, commercial banks, credit unions, and housing finance agencies) and develop MBS that may carry an explicit government guarantee on the payment of principal and interest.

Ginnie Mae (Government National Mortgage Association): Ginnie Mae is a government-owned corporation established in 1968 whose MBS are backed by the full faith and credit of the U.S. government.

CMOs (Collateralized mortgage obligations): CMOs are structured mortgage-backed securities that use pools of MBS, or mortgage loans themselves, as collateral and carve the cash flows into different classes to meet the needs of various investors.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

4	American Government Income Fund

Interview with your fund’s portfolio managers

What was the market environment like for government securities during the six months ended March 31, 2013?

Mike: With interest rates rising during the period’s second half, it was a rather muted period for U.S. government securities, as these sectors posted either modestly negative or nominally positive returns. Early in the period, U.S. Treasury yields reached historic lows, as fear of a possible breakup of the eurozone prompted a flight to the relative safety of the asset class. However, decisive action by the European Central Bank, including the announcement of a new bond-buying program, alleviated concern about the debt crisis there and reversed some of the flight to quality in Treasuries. In December, the Federal Reserve’s decision to expand its quantitative easing program by purchasing $45 billion per month of long-term Treasuries, in addition to its ongoing monthly purchases of agency pass-throughs, further cooled investors’ appetite for relative safety. Lastly, the year-end avoidance of the fiscal cliff in the United States, along with improving economic data, bolstered demand for riskier assets, such as lower-quality investment-grade bonds and high-yield securities.

During the period’s latter months, as the resilience of the U.S. economic recovery became more apparent, investors began to anticipate that the Fed may begin to unwind its asset-purchase programs sooner

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/13. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on page 16.

American Government Income Fund	5

than originally expected. Consequently, with the prospect of reduced Central Bank buying looming on the horizon, agency pass-throughs underperformed the broad fixed-income market.

Given this environment, I’m happy to report that the fund outpaced both its benchmark at net asset value and the average return for its Lipper peer group.

What strategies helped the fund’s relative performance during the period?

Dan: Much of the fund’s relative outperformance occurred during the period’s second half, driven by our holdings of interest-only collateralized mortgage obligations [IO CMOs], which benefited as higher interest rates produced a more positive environment for taking prepayment risk. Investors snapped up IO CMOs in anticipation of higher mortgage rates should the Fed stop purchasing agency pass-throughs and/or sell some of its holdings. We also kept the fund’s duration [interest-rate sensitivity] shorter than that of the benchmark, which provided a further boost to relative results as interest rates rose.

Higher-coupon agency pass-throughs performed better during the period’s first half, and the fund was helped by our selections among securities with 4%-5% coupons. Conversely, lower-coupon pass-throughs underperformed and our lighter-than-benchmark stake here also aided performance.

Our tactical yield-curve positioning was another contributor versus the benchmark. We believed that stronger U.S. economic data might lead to an uptick in inflation expectations, which would cause longer-term Treasury prices to fall and their yields to rise. Using interest-rate swaps and Treasury futures, we positioned the portfolio to benefit from a steeper yield curve. This positioning worked well, as the longer end of the curve

Allocations are represented as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the exclusion of as-of trades, if any. Holdings and allocations may vary over time. Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments.

6	American Government Income Fund

rose more than the short end during the period’s second half.

Which holdings hampered the fund’s return versus the benchmark?

Dan: An overweight in lower-coupon Ginnie Maes was the primary detractor, as securities in this part of the market came under selling pressure in January, due to technical [supply and demand] considerations more than fundamental concerns.

Additionally, our holdings of “swaptions” — which give us the option to enter into a swap contract and were used to hedge the interest-rate and prepayment risks associated with our mortgage pass-through and IO CMO holdings — slightly dampened relative performance. The swaption strategy we constructed was designed to protect the portfolio in the event that the yield spreads on our underlying IO CMO holdings exhibited heightened volatility. As it turned out, these spreads were relatively calm so our “insurance” was unnecessary. That said, this strategy illustrates one way we used derivatives to help manage portfolio risk.

In what additional ways did you use derivatives?

Mike: We used total return swaps as a hedging tool and to help manage the fund’s sector exposure. In addition to swaptions, we also used interest-rate swaps to hedge the interest-rate and prepayment risks associated with our mortgage pass-through and IO CMO holdings.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

American Government Income Fund	7

The fund holds both agency pass-throughs and to-be-announced [TBA] commitments to purchase pass-throughs. How do these differ?

Mike: TBAs allow us to purchase pass-throughs for a fixed price at a future date. Frequently, TBAs are more liquid than regular pass-throughs, and may represent a better value in terms of their total return potential. We prefer to hold cash or high-grade debt in amounts sufficient to meet our TBA commitments. As a result, it may appear that the fund has allocated a substantial portion of the portfolio to cash, while in actuality we’re simply holding cash to collateralize our TBAs.

What is your outlook for the months ahead, and how are you positioning the fund?

Dan: We believe the U.S. economy remains solidly in a mid-cycle expansion, buoyed by stronger consumer spending, despite rising gasoline prices and higher payroll taxes. By boosting economic activity and underpinning firmer labor market conditions, the U.S. housing recovery is helping to offset the drag on consumers from fiscal austerity measures. During the six months through February 2013, more than 10% of new jobs were in construction. Bank lending standards began to loosen, helping to reinforce economic growth. That said, in our view, we do not see the economy growing strongly enough in the near term to cause the Fed to shift from its current accommodative monetary policy stance.

Within this environment, we plan to continue deemphasizing interest-rate risk in the portfolio and expect to maintain the fund’s bias toward a steepening yield curve. As long as the Central Bank continues to inject liquidity into the financial system through targeted bond purchases, we don’t believe that interest rates are likely to move significantly higher than where they are today. We recognize, however, that any strategy that relies on rates declining further to drive performance is risky amid what may be a range-bound and volatile interest-rate environment. For that reason, we intend to keep the portfolio’s overall duration shorter than

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges will vary over time.

A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

8	American Government Income Fund

the benchmark and will rely on other factors to influence the fund’s performance.

In our view, the housing recovery may be in its early innings and could be a multi-year positive trend. Generally speaking, increasing home sales are usually detrimental to IO CMO performance because mortgage prepayment speeds tend to rise. Given this possibility, we will seek to select IO CMOs that are less sensitive to rising home prices. All told, in light of what appears to be a durable recovery in U.S. residential real estate, we are reducing the fund’s exposure to prepayment risk.

Thanks for your time and for bringing us up to date, gentlemen.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He has a B.A. from Cornell University. Michael joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Daniel S. Choquette holds a B.A. from Yale University and a B.A. from the Royal Conservatory of Music. A CFA charterholder, he joined Putnam in 2002 and has been in the investment industry since 1997.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

American Government Income Fund	9

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a recent report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	American Government Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, class R5, class R6, and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inceptiondates)	(3/1/85)		(5/20/94)		(7/26/99)		(2/14/95)		(4/1/03)	(7/2/12)	(7/2/12)	(7/2/01)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Annual average
(life of fund)	6.54%	6.38%	5.68%	5.68%	5.74%	5.74%	6.24%	6.11%	6.28%	6.65%	6.65%	6.65%

10 years	61.46	55.00	49.63	49.63	49.71	49.71	57.59	52.47	57.58	65.45	65.57	65.47
Annual average	4.91	4.48	4.11	4.11	4.12	4.12	4.65	4.31	4.65	5.16	5.17	5.16

5 years	33.67	28.32	28.68	26.72	28.80	28.80	32.04	27.75	32.05	35.27	35.38	35.29
Annual average	5.98	5.11	5.17	4.85	5.19	5.19	5.72	5.02	5.72	6.23	6.25	6.23

3 years	12.55	8.05	10.02	7.31	9.99	9.99	11.75	8.11	11.67	13.29	13.37	13.30
Annual average	4.02	2.61	3.23	2.38	3.22	3.22	3.77	2.63	3.75	4.25	4.27	4.25

1 year	3.14	–0.99	2.28	–2.72	2.38	1.38	2.85	–0.50	2.85	3.40	3.48	3.41

6 months	0.31	–3.70	–0.06	–5.04	–0.08	–1.08	0.28	–2.97	0.18	0.44	0.50	0.44

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

American Government Income Fund	11

Comparative index returns For periods ended 3/31/13

		Lipper General
	Barclays Government	U.S. Government Funds
	Bond Index	category average*

Annual average (life of fund)	7.44%	6.50%

10 years	55.79	48.05
Annual average	4.53	3.95

5 years	23.79	24.14
Annual average	4.36	4.38

3 years	15.90	15.03
Annual average	5.04	4.72

1 year	3.01	2.64

6 months	–0.22	–0.61

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/13, there were 118, 115, 110, 98, 79 and 7 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	6		6	6	6		6	6	6	6

Income	$0.078		$0.044	$0.042	$0.066		$0.066	$0.090	$0.095	$0.090

Capital gains	—		—	—	—		—	—	—	—

Total	$0.078		$0.044	$0.042	$0.066		$0.066	$0.090	$0.095	$0.090

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

9/30/12	$9.23	$9.61	$9.15	$9.19	$9.29	$9.60	$9.24	$9.21	$9.21	$9.21

3/31/13	$9.18	$9.56	$9.10	$9.14	$9.25	$9.56	$9.19	$9.16	$9.16	$9.16

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value	value	value

Current dividend
rate [1]	1.70%	1.63%	0.92%	0.92%	1.43%	1.38%	1.44%	1.97%	2.10%	1.97%

Current 30-day
SEC yield [2]	N/A	1.57	0.89	0.90	N/A	1.34	1.39	1.94	2.00	1.88

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12	American Government Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating expenses for
the fiscal year ended 9/30/12	0.88%	1.63%	1.63%	1.13%	1.13%	0.60%	0.53%	0.63%

Annualized expense ratio for the
six-month period ended 3/31/13	0.86%	1.61%	1.61%	1.11%	1.11%	0.58%	0.51%	0.61%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report because it includes an impact of 0.01% in fees and expenses of acquired funds. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from October 1, 2012, to March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$4.29	$8.03	$8.02	$5.54	$5.54	$2.90	$2.55	$3.05

Ending value (after expenses)	$1,003.10	$999.40	$999.20	$1,002.80	$1,001.80	$1,004.40	$1,005.00	$1,004.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

American Government Income Fund	13

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2013, use the following calculation method. To find the value of your investment on October 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$4.33	$8.10	$8.10	$5.59	$5.59	$2.92	$2.57	$3.07

Ending value (after expenses)	$1,020.64	$1,016.90	$1,016.90	$1,019.40	$1,019.40	$1,022.04	$1,022.39	$1,021.89

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14	American Government Income Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class R5 shares and class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to certain defined contribution plans with assets of at least $50 million.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

American Government Income Fund	15

Comparative indexes

Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2013, Putnam employees had approximately $377,000,000 and the Trustees had approximately $90,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	American Government Income Fund

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

American Government Income Fund	17

The fund’s portfolio 3/31/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (122.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (13.6%)
Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029	$4	$5
3s, TBA, May 1, 2043	25,000,000	26,035,155
3s, TBA, April 1, 2043	44,000,000	45,942,186
3s, TBA, April 1, 2043	18,000,000	18,811,406

		90,788,752
U.S. Government Agency Mortgage Obligations (108.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029	748,114	866,175
6s, May 1, 2040	6,003,925	6,568,434
6s, September 1, 2021	11,504	12,856
5 1/2s, with due dates from July 1, 2019 to August 1, 2019	229,375	249,423
4 1/2s, with due dates from January 1, 2037 to June 1, 2037	725,152	776,208
3s, TBA, April 1, 2043	4,000,000	4,106,562

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017	46,585	50,024
6s, January 1, 2038	4,462,912	4,887,586
6s, with due dates from July 1, 2016 to August 1, 2022	1,596,691	1,779,056
5 1/2s, with due dates from September 1, 2017 to February 1, 2021	464,386	504,134
5s, with due dates from January 1, 2038 to February 1, 2038	97,807	105,914
5s, March 1, 2021	17,018	18,445
4 1/2s, March 1, 2039	259,851	286,172
4s, with due dates from July 1, 2042 to November 1, 2042	80,277,322	87,592,598
4s, with due dates from May 1, 2019 to September 1, 2020	145,471	155,686
4s, TBA, April 1, 2043	143,000,000	152,451,412
3s, TBA, May 1, 2043	196,000,000	201,581,413
3s, TBA, April 1, 2043	257,000,000	265,011,177

		727,003,275

Total U.S. government and agency mortgage obligations (cost $816,005,565)		$817,792,027

U.S. TREASURY OBLIGATIONS (35.9%)*	Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023	$12,085,000	$17,980,922
6 1/4s, August 15, 2023	17,682,000	25,027,628
4 1/2s, August 15, 2039	42,774,000	54,618,724

U.S. Treasury Notes
0 5/8s, May 31, 2017	52,927,000	52,994,191
0 1/4s, August 31, 2014	66,880,000	66,913,962
0 1/4s, May 31, 2014	21,796,000	21,811,645
3.375%, July 31, 2013 [i]	902,000	916,637

Total U.S. treasury obligations (cost $232,060,899)		$240,263,709

18	American Government Income Fund

MORTGAGE-BACKED SECURITIES (21.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (21.5%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.787s, 2032	$86,366	$141,327
IFB Ser. 3408, Class EK, 24.975s, 2037	605,242	950,991
IFB Ser. 2976, Class LC, 23.675s, 2035	165,507	269,776
IFB Ser. 2979, Class AS, 23.528s, 2034	147,966	198,892
IFB Ser. 3072, Class SM, 23.052s, 2035	544,802	851,310
IFB Ser. 3072, Class SB, 22.905s, 2035	443,762	690,617
IFB Ser. 3249, Class PS, 21.604s, 2036	302,638	454,641
IFB Ser. 3065, Class DC, 19 1/4s, 2035	2,497,141	3,860,131
IFB Ser. 2990, Class LB, 16.426s, 2034	692,466	958,214
IFB Ser. 3727, Class PS, IO, 6.497s, 2038	7,582,839	741,519
IFB Ser. 3940, Class PS, IO, 6.447s, 2040	6,779,912	993,257
IFB Ser. 3919, Class TS, IO, 6.447s, 2030	4,993,523	821,235
IFB Ser. 4105, Class HS, IO, 6.397s, 2042	4,904,048	1,206,690
IFB Ser. 3803, Class SP, IO, 6.397s, 2038	7,548,487	641,621
IFB Ser. 3934, Class SA, IO, 6.197s, 2041	2,063,392	389,795
IFB Ser. 3232, Class KS, IO, 6.097s, 2036	4,098,173	448,238
IFB Ser. 4112, Class SC, IO, 5.947s, 2042	13,713,233	2,279,839
IFB Ser. 4105, Class LS, IO, 5.947s, 2041	2,492,641	485,915
IFB Ser. 4012, Class SM, IO, 5.747s, 2042	3,749,557	592,243
IFB Ser. 3852, Class SG, 4.827s, 2041	3,927,603	4,007,530
Ser. 304, Class C27, IO, 4 1/2s, 2043	11,298,000	1,830,954
Ser. 4122, Class TI, IO, 4 1/2s, 2042	6,007,089	914,880
Ser. 4125, Class HI, IO, 4 1/2s, 2042	6,978,979	1,121,382
Ser. 4018, Class DI, IO, 4 1/2s, 2041	8,598,665	1,137,775
Ser. 3747, Class HI, IO, 4 1/2s, 2037	454,102	38,783
Ser. 4116, Class MI, IO, 4s, 2042	11,183,124	1,778,794
Ser. 4090, Class BI, IO, 4s, 2042	2,923,722	307,956
Ser. 4026, Class JI, IO, 4s, 2041	3,745,750	439,002
Ser. 4019, Class JI, IO, 4s, 2041	9,536,950	1,216,915
Ser. 3756, Class IG, IO, 4s, 2037	19,971,687	890,138
Ser. 304, Class C22, IO, 3 1/2s, 2043	753,000	123,221
Ser. 304, Class C4, IO, 3 1/2s, 2043	3,935,000	817,142
FRB Ser. T-57, Class 2A1, 3.352s, 2043	1,531	1,546
Ser. 4172, Class PI, IO, 3s, 2040	5,506,035	602,580
Ser. 4077, Class TO, PO, zero %, 2041	191,338	160,288
Ser. 3835, Class FO, PO, zero %, 2041	12,600,029	10,801,878
Ser. 3391, PO, zero %, 2037	207,200	183,971
Ser. 3300, PO, zero %, 2037	136,310	127,195
Ser. 3210, PO, zero %, 2036	46,873	44,010
FRB Ser. 3117, Class AF, zero %, 2036	15,875	13,367
FRB Ser. 3326, Class WF, zero %, 2035	47,328	46,558
FRB Ser. 3036, Class AS, zero %, 2035	23,877	20,484

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.675s, 2036	597,027	1,133,669
IFB Ser. 05-74, Class NK, 26.479s, 2035	131,227	231,967
IFB Ser. 06-8, Class HP, 23.818s, 2036	460,054	766,874
IFB Ser. 05-45, Class DA, 23.671s, 2035	803,729	1,318,716

American Government Income Fund	19

MORTGAGE-BACKED SECURITIES (21.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 07-53, Class SP, 23.451s, 2037	$647,174	$1,018,328
IFB Ser. 08-24, Class SP, 22.535s, 2038	3,588,928	5,778,131
IFB Ser. 05-122, Class SE, 22.385s, 2035	878,454	1,323,124
IFB Ser. 05-75, Class GS, 19.637s, 2035	642,384	927,546
IFB Ser. 05-106, Class JC, 19.491s, 2035	694,230	1,090,579
IFB Ser. 05-83, Class QP, 16.863s, 2034	229,832	314,025
IFB Ser. 11-4, Class CS, 12.492s, 2040	2,193,892	2,668,622
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041	5,319,144	964,733
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	13,934,845	2,197,803
IFB Ser. 12-3, Class SD, IO, 6.306s, 2042	4,731,913	874,316
IFB Ser. 11-27, Class AS, IO, 6.276s, 2041	3,687,408	571,327
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	11,204,955	1,746,404
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042	2,618,399	484,823
Ser. 409, Class 82, IO, 4 1/2s, 2040	5,574,259	830,069
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	4,450,630	677,831
Ser. 12-96, Class PI, IO, 4s, 2041	9,632,225	1,326,743
Ser. 409, Class C16, IO, 4s, 2040	9,649,160	1,195,718
FRB Ser. 04-W7, Class A2, 3.552s, 2034	617	644
FRB Ser. 03-W14, Class 2A, 3.424s, 2043	1,312	1,301
FRB Ser. 03-W3, Class 1A4, 3.392s, 2042	2,408	2,387
FRB Ser. 03-W11, Class A1, 3.261s, 2033	85	87
Ser. 13-6, Class BI, IO, 3s, 2042	9,196,328	1,094,363
Ser. 13-35, Class IP, IO, 3s, 2042	4,237,000	528,301
Ser. 13-23, Class PI, IO, 3s, 2041	6,644,096	759,918
Ser. 13-30, Class IP, IO, 3s, 2041	9,463,000	1,095,636
Ser. 13-23, Class LI, 3s, 2041	5,630,962	650,095
FRB Ser. 04-W2, Class 4A, 2.939s, 2044	1,384	1,386
FRB Ser. 07-95, Class A3, 0.454s, 2036	11,444,382	10,385,777
Ser. 01-50, Class B1, IO, 0.404s, 2041	9,914,265	99,143
Ser. 01-79, Class BI, IO, 0.312s, 2045	1,837,922	17,159
Ser. 08-53, Class DO, PO, zero %, 2038	493,117	423,839
Ser. 07-64, Class LO, PO, zero %, 2037	164,935	150,980
Ser. 07-44, Class CO, PO, zero %, 2037	256,676	229,176
Ser. 08-36, Class OV, PO, zero %, 2036	69,877	61,647
Ser. 1988-12, Class B, zero %, 2018	6,863	6,589

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.638s, 2041	4,721,793	7,493,296
IFB Ser. 10-158, Class SD, 14.39s, 2040	1,057,000	1,511,003
IFB Ser. 11-70, Class WS, 9.294s, 2040	1,821,000	2,088,997
IFB Ser. 11-72, Class SE, 7.136s, 2041	7,826,000	8,393,682
IFB Ser. 11-81, Class SB, IO, 6.502s, 2036	8,865,959	1,341,863
IFB Ser. 11-61, Class CS, IO, 6.477s, 2035	2,530,851	351,153
IFB Ser. 10-26, Class QS, IO, 6.047s, 2040	16,732,685	3,126,921
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040	10,535,339	1,972,637
IFB Ser. 10-115, Class TS, IO, 5.897s, 2038	6,449,898	935,493
IFB Ser. 10-120, Class SA, IO, 5.847s, 2040	9,394,816	1,764,910
IFB Ser. 10-61, Class SJ, IO, 5.847s, 2040	4,251,018	657,717

20	American Government Income Fund

MORTGAGE-BACKED SECURITIES (21.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 11-70, Class SN, IO, 5.697s, 2041	$1,469,000	$398,628
Ser. 13-3, Class IT, IO, 5s, 2043	5,514,392	1,057,823
Ser. 13-6, Class OI, IO, 5s, 2043	2,643,857	484,249
Ser. 10-35, Class UI, IO, 5s, 2040	10,666,807	2,055,263
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	1,314,950	248,854
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	6,302,611	1,165,920
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	7,884,266	1,921,080
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	6,136,799	931,566
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	12,484,559	2,314,762
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	7,059,507	702,350
Ser. 12-56, Class IB, IO, 4s, 2042	8,220,325	1,381,935
Ser. 10-116, Class QI, IO, 4s, 2034	4,382,050	317,453
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	5,428,884	822,204
Ser. 11-70, PO, zero %, 2041	15,626,869	12,973,739
Ser. 10-151, Class KO, PO, zero %, 2037	870,822	783,112
Ser. 06-36, Class OD, PO, zero %, 2036	9,448	8,701

		143,757,687

Total mortgage-backed securities (cost $137,647,112)		$143,757,687

SHORT-TERM INVESTMENTS (28.0%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12% L	83,929,563	$83,929,563

SSgA Prime Money Market Fund 0.02% P	581,000	581,000

U.S. Treasury Bills with an effective yield of 0.14%,
December 12, 2013 # ∆	$12,000,000	11,987,675

U.S. Treasury Bills with an effective yield of 0.14%,
September 19, 2013	15,000,000	14,990,025

U.S. Treasury Bills with an effective yield of 0.16%,
July 25, 2013 #	20,000,000	19,989,778

U.S. Treasury Bills with an effective yield of 0.16%,
April 4, 2013 #	20,000,000	19,999,734

Federal Home Loan Mortgage Corp. discounted commercial
paper with an effective yield of 0.09%, April 3, 2013	15,700,000	15,699,922

Federal Home Loan Mortgage Corp. discounted commercial
paper with an effective yield of 0.09%, April 25, 2013	15,000,000	14,999,100

Straight-A Funding, LLC 144A discounted commercial paper
with an effective yield of 0.19%, April 5, 2013	5,000,000	4,999,894

Total short-term investments (cost $187,176,691)		$187,176,691

TOTAL INVESTMENTS

Total investments (cost $1,372,890,267)		$1,388,990,114

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

American Government Income Fund	21

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $668,887,258.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $392,141,021 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1,328	$330,904,400	Jun-13	$(102,083)

U.S. Treasury Note 2 yr (Long)	271	59,742,797	Jun-13	(4,749)

U.S. Treasury Note 5 yr (Long)	539	66,865,477	Jun-13	65,765

Total				$(41,067)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$19,785,000	$2,374

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	19,785,000	(140,869)

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,332,000	84,094

Citibank, N.A.
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,332,000	83,321

22	American Government Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International
1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$23,350,000	$(4,437)

1.83375/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83375	23,511,300	(8,229)

1.83/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83	23,511,300	(14,107)

1.82875/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.82875	23,511,300	(14,342)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	23,350,000	(153,643)

(1.39)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.39	111,614,000	(213,183)

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	28,741,000	152,615

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,332,000	82,741

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	92,082,000	43,279

2.33375/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33375	23,511,300	18,339

2.33/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33	23,511,300	6,583

2.32875/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.32875	23,511,300	6,348

Deutsche Bank AG
1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	23,350,000	(2,802)

(1.4075)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.4075	55,807,000	(113,288)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	23,350,000	(149,907)

(1.37)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37	111,614,000	(202,021)

(1.38)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.38	111,614,000	(208,718)

2.395/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.395	28,741,000	150,890

2.38/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.38	28,741,000	144,855

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,332,000	86,221

2.425/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.425	14,370,000	82,484

0.87/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.87	92,082,000	43,279

American Government Income Fund	23

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Deutsche Bank AG cont.
0.865/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.865	$92,082,000	$40,516

0.8975/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.8975	46,041,000	24,402

Goldman Sachs International
1.91/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.91	26,019,800	7,286

1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	10,103,232	(11,518)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	10,103,232	(54,760)

(1.37625)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37625	55,807,000	(100,453)

(1.42125)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.42125	55,807,000	(106,591)

2.44/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.44	14,370,000	79,322

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	14,370,000	71,994

2.41/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.41	26,019,800	24,198

0.9/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.90	46,041,000	21,179

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	46,041,000	20,718

JPMorgan Chase Bank N.A.
1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	13,697,639	(10,684)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	13,697,639	(88,898)

Total			$(321,412)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $447,337,695) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, April 1, 2043	$143,000,000	4/11/13	$152,451,413

Federal National Mortgage Association, 3s, April 1, 2043	225,000,000	4/11/13	232,013,678

Government National Mortgage Association, 3s,
April 1, 2043	44,000,000	4/18/13	45,942,186

Government National Mortgage Association, 3s,
April 1, 2043	18,000,000	4/18/13	18,811,406

Total			$449,218,683

24	American Government Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$18,213,900 E	$208,367	6/19/23	3 month USD-	2.00%	$48,813
			LIBOR-BBA

56,099,000 E	(556,589)	6/19/23	2.00%	3 month USD-	(65,162)
				LIBOR-BBA

Barclays Bank PLC
5,489,000 E	6,891	6/19/15	3 month USD-	0.40%	963
			LIBOR-BBA

3,759,000 E	(6,202)	6/19/18	1.00%	3 month USD-	3,082
				LIBOR-BBA

12,935,000 E	187,908	6/19/23	3 month USD-	2.00%	74,596
			LIBOR-BBA

366,410,000 E	(393,675)	6/19/15	0.40%	3 month USD-	2,048
				LIBOR-BBA

41,074,000 E	153,739	6/19/18	3 month USD-	1.00%	52,286
			LIBOR-BBA

47,256,000 E	(676,588)	6/19/23	2.00%	3 month USD-	(262,623)
				LIBOR-BBA

522,000 E	7,381	6/19/43	3 month USD-	3.00%	3,747
			LIBOR-BBA

Citibank, N.A.
41,415,000 E	(40,045)	6/19/15	0.40%	3 month USD-	4,683
				LIBOR-BBA

16,821,000 E	158,578	6/19/23	3 month USD-	2.00%	11,226
			LIBOR-BBA

7,475,000 E	(155,903)	6/19/23	2.00%	3 month USD-	(90,423)
				LIBOR-BBA

3,145,000 E	(24,533)	6/19/43	3.00%	3 month USD-	(2,644)
				LIBOR-BBA

7,338,000 E	(19,547)	6/19/18	1.00%	3 month USD-	(1,422)
				LIBOR-BBA

Credit Suisse International
14,678,000	—	1/9/16	3 month USD-	0.515%	12,012
			LIBOR-BBA

7,384,000	—	1/11/16	3 month USD-	0.50%	2,535
			LIBOR-BBA

8,923,000	—	1/11/18	0.88%	3 month USD-	198
				LIBOR-BBA

2,333,000	—	1/11/23	3 month USD-	1.88%	(14,161)
			LIBOR-BBA

12,163,000	—	1/7/16	3 month USD-	0.54%	19,684
			LIBOR-BBA

4,640,000	—	1/9/23	3 month USD-	1.93%	(5,422)
			LIBOR-BBA

17,845,000	—	1/9/18	0.9125%	3 month USD-	(30,225)
				LIBOR-BBA

American Government Income Fund	25

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$3,812,000	$—	1/7/23	3 month USD-	1.94%	$(515)
			LIBOR-BBA

14,668,000	—	1/7/18	0.93%	3 month USD-	(38,406)
				LIBOR-BBA

8,887,000	—	3/04/18	0.9275%	3 month USD-	2,645
				LIBOR-BBA

4,978,000 E	(38,863)	6/19/43	3.00%	3 month USD-	(4,216)
				LIBOR-BBA

55,130,000 E	(675,100)	6/19/23	2.00%	3 month USD-	(192,161)
				LIBOR-BBA

2,311,000	—	3/08/23	3 month USD-	2.01875%	5,092
			LIBOR-BBA

2,311,000	—	3/11/23	3 month USD-	2.065%	14,383
			LIBOR-BBA

8,887,000	—	3/11/18	0.9875%	3 month USD-	(20,662)
				LIBOR-BBA

25,837,000	—	3/20/18	0.968125%	3 month USD-	(24,092)
				LIBOR-BBA

7,358,000	—	3/04/16	3 month USD-	0.5025%	(3,285)
			LIBOR-BBA

2,328,000	—	3/04/23	3 month USD-	1.975%	(3,939)
			LIBOR-BBA

4,359,000 E	(4,731)	6/19/15	0.40%	3 month USD-	(23)
				LIBOR-BBA

58,527,000 E	(191,876)	6/19/18	1.00%	3 month USD-	(47,314)
				LIBOR-BBA

11,020,000	—	3/06/16	3 month USD-	0.495%	(7,832)
			LIBOR-BBA

3,466,000	—	3/06/23	3 month USD-	1.9575%	(11,837)
			LIBOR-BBA

13,331,000	—	3/06/18	0.915%	3 month USD-	13,052
				LIBOR-BBA

21,637,000 E	387,227	6/19/23	3 month USD-	2.00%	197,687
			LIBOR-BBA

146,583,000 E	153,490	6/19/15	3 month USD-	0.40%	(4,820)
			LIBOR-BBA

7,287,000	—	3/08/16	3 month USD-	0.5175%	(334)
			LIBOR-BBA

8,887,000	—	3/08/18	0.955%	3 month USD-	(8,120)
				LIBOR-BBA

7,287,000	—	3/11/16	3 month USD-	0.535%	3,086
			LIBOR-BBA

6,799,000	—	3/20/23	3 month USD-	2.045%	24,623
			LIBOR-BBA

21,395,000	—	3/20/16	3 month USD-	0.521465%	(3,509)
			LIBOR-BBA

26	American Government Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
$341,000 E	$873	6/19/18	3 month USD-	1.00%	$30
			LIBOR-BBA

21,444,000 E	173,029	6/19/23	3 month USD-	2.00%	(14,820)
			LIBOR-BBA

355,000 E	(805)	6/19/43	3.00%	3 month USD-	1,666
				LIBOR-BBA

12,459,000 E	14,289	6/19/15	3 month USD-	0.40%	833
			LIBOR-BBA

7,475,000 E	(155,904)	6/19/23	2.00%	3 month USD-	(90,423)
				LIBOR-BBA

Goldman Sachs International
18,964,000 E	290,567	6/19/23	3 month USD-	2.00%	124,443
			LIBOR-BBA

24,248,000 E	31,403	6/19/15	3 month USD-	0.40%	5,215
			LIBOR-BBA

26,019,800 E	(569,834)	6/19/23	2.00%	3 month USD-	(341,900)
				LIBOR-BBA

10,949,000 E	70,526	6/19/43	3 month USD-	3.00%	(5,679)
			LIBOR-BBA

JPMorgan Chase Bank N.A.
23,405,000 E	(25,960)	6/19/15	0.40%	3 month USD-	(683)
				LIBOR-BBA

3,223,000 E	27,152	6/19/23	3 month USD-	2.00%	(1,081)
			LIBOR-BBA

18,630,900 E	(259,901)	6/19/23	2.00%	3 month USD-	(96,694)
				LIBOR-BBA

Royal Bank of Scotland PLC (The)
822,000 E	(10,891)	6/19/23	2.00%	3 month USD-	(3,690)
				LIBOR-BBA

Total					$(769,489)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$3,652,378	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(17,468)
			USD-LIBOR)	4.00% 30 year Fannie
Mae pools

2,154,026	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,302)
			USD-LIBOR)	4.00% 30 year Fannie
Mae pools

American Government Income Fund	27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$3,687,054	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(17,941)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,351,493	—	1/12/40	4.50% (1 month	Synthetic MBX Index	19,597
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,736,066	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(13,088)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,344,490	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(40,604)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,867,984	—	1/12/40	5.00% (1 month	Synthetic MBX Index	25,759
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,992,608	—	1/12/41	5.00% (1 month	Synthetic MBX Index	21,909
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,566,474	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(17,057)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,541,930	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,940)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,655,607	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	14,354
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

21,805,451	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(106,102)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

13,414,911	—	1/12/41	5.00% (1 month	Synthetic MBX Index	58,869
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

15,738,096	—	1/12/41	5.00% (1 month	Synthetic MBX Index	69,064
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

612,936	—	1/12/40	4.00% (1 month	Synthetic MBX Index	4,956
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,439,430	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,317
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,815,934	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,969
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

11,642,259	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(50,796)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

28	American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,955,913	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$967
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

18,669,437	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(90,845)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

16,434,204	—	1/12/41	5.00% (1 month	Synthetic MBX Index	72,119
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,100,643	—	1/12/40	4.00% (1 month	Synthetic MBX Index	41,243
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

177,867	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(394)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

975,198	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,745)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,111,957	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,880
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

6,662,521	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(31,865)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,240,695	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,895
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

29,054,947	—	1/12/41	5.00% (1 month	Synthetic MBX Index	127,503
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,879,976	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(38,344)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

8,658,180	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(41,409)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,131,361	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,411)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

622,269	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,732
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,897,174	—	1/12/40	4.50% (1 month	Synthetic MBX Index	16,941
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

10,024,562	—	1/12/41	5.00% (1 month	Synthetic MBX Index	43,991
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

American Government Income Fund	29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$156,667	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$688
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

508,289	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,231
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

368,344	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,617
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

663,718	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(1,708)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

660,650	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,215)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

23,691,908	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(115,285)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

23,045,117	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(59,309)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

16,922,815	—	1/12/38	6.50% (1 month	Synthetic MBX Index	82,346
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

16,460,798	—	1/12/39	6.00% (1 month	Synthetic MBX Index	42,363
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

9,112,296	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	39,758
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,401,721	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	6,116
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,581,333	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	7,563
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Citibank, N.A.
2,209,992	—	1/12/41	5.00% (1 month	Synthetic MBX Index	9,698
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

240,309	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,055
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

644,215	(3,423)	1/12/41	(3.50%) 1 month	Synthetic TRS Index	124
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

30	American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
$605,311	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$2,656
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,472,054	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,040)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,710,566	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(27,312)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,156,948	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,316)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,519,848	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	12,052
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Goldman Sachs International
10,465,669	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(50,054)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,295,559	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,867)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,540,353	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(10,047)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,502,544	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,750)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,515,943	—	1/12/39	6.00% (1 month	Synthetic TRS Index	750
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

13,199,108	—	1/12/39	6.00% (1 month	Synthetic TRS Index	6,526
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,464,207	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,568)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,399,354	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(9,735)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

9,273,370	—	1/12/41	5.00% (1 month	Synthetic MBX Index	40,695
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,362,525	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,082)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

American Government Income Fund	31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,384,725	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(14,768)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

6,789,444	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(32,479)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,789,444	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(32,479)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,092,375	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(43,486)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,530,827	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,887)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,761,782	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,209)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,980,633	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	47,734
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

10,277,075	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(44,840)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,258,338	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(5,490)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,658,736	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	14,371
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,813,207	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,455)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,498,887	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(31,624)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,441,484	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(11,880)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,877,364	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(18,544)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,312,865	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(49,359)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,436,570	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(19,357)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

32	American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,479,067	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(7,074)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,468,403	—	1/12/39	6.00% (1 month	Synthetic TRS Index	726
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,762,066	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,366
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

268,213	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(593)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,746,228	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(16,345)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

13,510,512	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(73,028)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,903,400	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,436
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,734,368	—	1/12/39	6.00% (1 month	Synthetic TRS Index	858
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

5,806,800	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,871
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,185,617	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,623)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,039,822	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(19,321)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,424,219	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(25,942)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,916,697	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	15,765
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,461,689	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(16,845)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,312,268	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(15,841)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

American Government Income Fund	33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$443,545	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(2,121)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,902,838	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(43,321)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,154,060	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(20,214)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

595,881	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,319)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

869,558	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,159)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,244,906	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,755)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

330,159	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,607)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

880,203	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,283)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,208,203	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,673)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,416,406	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,347)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,636,845	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,622)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

746,678	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,652)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,975,804	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(11,010)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,472,523	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(21,395)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,430,188	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	21,188
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

34	American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$4,993,109	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(23,885)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

13,842,219	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	66,203
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

8,632,468	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	41,286
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,959,303	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	14,153
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,959,303	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	14,153
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,752,152	(2,190)	1/12/41	(4.50%) 1 month	Synthetic TRS Index	5,672
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,966,440	(2,765)	1/12/41	(4.00%) 1 month	Synthetic TRS Index	7,289
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

JPMorgan Chase Bank N.A.
6,888,475	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(30,055)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,898,986	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(18,648)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Total					$(509,760)

American Government Income Fund	35

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$143,757,687	$—

U.S. government and agency mortgage obligations	—	817,792,027	—

U.S. treasury obligations	—	240,263,709	—

Short-term investments	84,510,563	102,666,128	—

Totals by level	$84,510,563	$1,304,479,551	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	(41,067)	—	—

Forward premium swap option contracts	—	(321,412)	—

TBA sale commitments	—	(449,218,683)	—

Interest rate swap contracts	—	1,166,038	—

Total return swap contracts	—	(501,382)	—

Totals by level	$(41,067)	$(448,875,439)	$—

The accompanying notes are an integral part of these financial statements.

36	American Government Income Fund

Statement of assets and liabilities 3/31/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,288,960,704)	$1,305,060,551
Affiliated issuers (identified cost $83,929,563) (Note 6)	83,929,563

Interest and other receivables	2,604,036

Receivable for shares of the fund sold	3,486,231

Receivable for sales of delayed delivery securities (Note 1)	448,834,975

Unrealized appreciation on forward premium swap option contracts (Note 1)	1,277,038

Unrealized appreciation on OTC swap contracts (Note 1)	1,683,002

Premium paid on OTC swap contracts (Note 1)	3,815,325

Total assets	1,850,690,721

LIABILITIES

Payable to custodian	924

Payable for shares of the fund repurchased	8,083,331

Payable for investments purchased	1,340,699

Payable for purchases of delayed delivery securities (Note 1)	714,039,243

Payable for compensation of Manager (Note 2)	231,072

Payable for custodian fees (Note 2)	16,069

Payable for investor servicing fees (Note 2)	173,982

Payable for Trustee compensation and expenses (Note 2)	235,584

Payable for administrative services (Note 2)	2,533

Payable for distribution fees (Note 2)	417,267

Payable for variation margin (Note 1)	17,104

Unrealized depreciation on OTC swap contracts (Note 1)	2,962,251

Premium received on OTC swap contracts (Note 1)	1,871,420

Unrealized depreciation on forward premium swap option contracts (Note 1)	1,598,450

TBA sale commitments, at value (proceeds receivable $447,337,695) (Note 1)	449,218,683

Collateral on certain derivative contracts, at value (Note 1)	1,497,637

Other accrued expenses	97,214

Total liabilities	1,181,803,463

Net assets	$668,887,258

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$684,250,394

Undistributed net investment income (Note 1)	2,329,142

Accumulated net realized loss on investments (Note 1)	(30,269,409)

Net unrealized appreciation of investments	12,577,131

Total — Representing net assets applicable to capital shares outstanding	$668,887,258

(Continued on next page)

American Government Income Fund	37

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($591,395,749 divided by 64,444,908 shares)	$9.18

Offering price per class A share (100/96.00 of $9.18)*	$9.56

Net asset value and offering price per class B share ($11,901,543 divided by 1,307,749 shares)**	$9.10

Net asset value and offering price per class C share ($24,372,041 divided by 2,666,198 shares)**	$9.14

Net asset value and redemption price per class M share ($2,573,641 divided by 278,371 shares)	$9.25

Offering price per class M share (100/96.75 of $9.25)†	$9.56

Net asset value, offering price and redemption price per class R share
($8,320,130 divided by 905,312 shares)	$9.19

Net asset value, offering price and redemption price per class R5 share
($10,093 divided by 1,102 shares)	$9.16

Net asset value, offering price and redemption price per class R6 share
($3,355,755 divided by 366,349 shares)	$9.16

Net asset value, offering price and redemption price per class Y share
($26,958,306 divided by 2,943,462 shares)	$9.16

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

38	American Government Income Fund

Statement of operations Six months ended 3/31/13 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $31,720 from investments in affiliated issuers) (Note 6)	$8,103,768

Total investment income	8,103,768

EXPENSES

Compensation of Manager (Note 2)	1,423,388

Investor servicing fees (Note 2)	540,824

Custodian fees (Note 2)	30,602

Trustee compensation and expenses (Note 2)	37,377

Distribution fees (Note 2)	1,010,569

Administrative services (Note 2)	11,910

Other	131,623

Total expenses	3,186,293

Expense reduction (Note 2)	(1,591)

Net expenses	3,184,702

Net investment income	4,919,066

Net realized loss on investments (Notes 1 and 3)	(1,823,720)

Net realized gain on swap contracts (Note 1)	3,655,427

Net realized gain on futures contracts (Note 1)	121,836

Net realized gain on written options (Notes 1 and 3)	2,211,252

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	(7,238,625)

Net loss on investments	(3,073,830)

Net increase in net assets resulting from operations	$1,845,236

The accompanying notes are an integral part of these financial statements.

American Government Income Fund	39

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/13*	Year ended 9/30/12

Operations:
Net investment income	$4,919,066	$11,082,704

Net realized gain (loss) on investments
and foreign currency transactions	4,164,795	(28,948,156)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(7,238,625)	35,903,694

Net increase in net assets resulting from operations	1,845,236	18,038,242

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(5,292,682)	(24,464,664)

Class B	(62,776)	(409,353)

Class C	(129,749)	(830,350)

Class M	(19,217)	(88,193)

Class R	(63,632)	(293,892)

Class R5	(99)	(58)

Class R6	(128)	(60)

Class Y	(313,797)	(1,190,008)

Net realized short-term gain on investments

Class A	—	(2,884,988)

Class B	—	(57,541)

Class C	—	(103,393)

Class M	—	(11,269)

Class R	—	(27,559)

Class Y	—	(83,353)

From net realized long-term gain on investments
Class A	—	(31,988,721)

Class B	—	(641,316)

Class C	—	(1,223,743)

Class M	—	(121,318)

Class R	—	(355,827)

Class Y	—	(1,079,516)

Increase (decrease) from capital share transactions (Note 4)	(61,207,555)	36,420,070

Total decrease in net assets	(65,244,399)	(11,396,810)

NET ASSETS

Beginning of period	734,131,657	745,528,467

End of period (including undistributed net investment
income of $2,329,142 and $3,292,156, respectively)	$668,887,258	$734,131,657

*Unaudited

The accompanying notes are an integral part of these financial statements.

40	American Government Income Fund

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American Government Income Fund	41

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From	From					Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [d]

Class A
March 31, 2013 **	$9.23	.07	(.04)	.03	(.08)	—	(.08)	—	—	$9.18	.31 *	$591,396	.43 *	.71 *	266 *
September 30, 2012	9.83	.14	.08	.22	(.34)	(.48)	(.82)	—	—	9.23	2.48	647,310.87		1.51	345
September 30, 2011	10.28	.26	.23	.49	(.27)	(.67)	(.94)	—	— [g]	9.83	5.34	682,118.85		2.70	402
September 30, 2010	9.92	.53	.34	.87	(.51)	—	(.51)	— [f]	—	10.28	8.97	706,773	.83 [i,j]	5.18 [i]	195
September 30, 2009	8.72	.38	1.22	1.60	(.40)	—	(.40)	— [f]	— [h]	9.92	18.85	658,710	1.14 [i,k]	4.14 [i]	286
September 30, 2008	9.00	.48	(.31) [e]	.17	(.45)	—	(.45)	— [f]	—	8.72	1.78 [e]	615,515	.99 [i]	5.22 [i]	173

Class B
March 31, 2013 **	$9.15	.03	(.04)	(.01)	(.04)	—	(.04)	—	—	$9.10	(.06) *	$11,902	.81 *	.34 *	266 *
September 30, 2012	9.75	.07	.08	.15	(.27)	(.48)	(.75)	—	—	9.15	1.73	14,017	1.62	.75	345
September 30, 2011	10.21	.19	.22	.41	(.20)	(.67)	(.87)	—	— [g]	9.75	4.47	13,446	1.60	1.98	402
September 30, 2010	9.85	.45	.35	.80	(.44)	—	(.44)	— [f]	—	10.21	8.22	16,253	1.58 [i,j]	4.48 [i]	195
September 30, 2009	8.66	.30	1.22	1.52	(.33)	—	(.33)	— [f]	— [h]	9.85	17.94	19,234	1.89 [i,k]	3.37 [i]	286
September 30, 2008	8.94	.41	(.31) [e]	.10	(.38)	—	(.38)	— [f]	—	8.66	1.02 [e]	22,848	1.74 [i]	4.49 [i]	173

Class C
March 31, 2013 **	$9.19	.03	(.04)	(.01)	(.04)	—	(.04)	—	—	$9.14	(.08) *	$24,372	.81 *	.35 *	266 *
September 30, 2012	9.79	.07	.08	.15	(.27)	(.48)	(.75)	—	—	9.19	1.75	31,003	1.62	.72	345
September 30, 2011	10.25	.19	.22	.41	(.20)	(.67)	(.87)	—	— [g]	9.79	4.46	23,256	1.60	1.95	402
September 30, 2010	9.89	.44	.36	.80	(.44)	—	(.44)	— [f]	—	10.25	8.19	23,424	1.58 [i,j]	4.33 [i]	195
September 30, 2009	8.69	.31	1.22	1.53	(.33)	—	(.33)	— [f]	— [h]	9.89	18.08	12,626	1.89 [i,k]	3.44 [i]	286
September 30, 2008	8.97	.41	(.31) [e]	.10	(.38)	—	(.38)	— [f]	—	8.69	1.05 [e]	6,560	1.74 [i]	4.55 [i]	173

Class M
March 31, 2013 **	$9.29	.05	(.02)	.03	(.07)	—	(.07)	—	—	$9.25	.28 *	$2,574	.56 *	.59 *	266 *
September 30, 2012	9.89	.12	.08	.20	(.32)	(.48)	(.80)	—	—	9.29	2.20	2,750	1.12	1.25	345
September 30, 2011	10.34	.24	.23	.47	(.25)	(.67)	(.92)	—	— [g]	9.89	5.05	2,743	1.10	2.44	402
September 30, 2010	9.98	.51	.34	.85	(.49)	—	(.49)	— [f]	—	10.34	8.66	2,860	1.08 [i,j]	4.94 [i]	195
September 30, 2009	8.76	.35	1.24	1.59	(.37)	—	(.37)	— [f]	— [h]	9.98	18.68	2,496	1.39 [i,k]	3.89 [i]	286
September 30, 2008	9.04	.46	(.31) [e]	.15	(.43)	—	(.43)	— [f]	—	8.76	1.50 [e]	2,204	1.24 [i]	4.98 [i]	173

Class R
March 31, 2013 **	$9.24	.05	(.03)	.02	(.07)	—	(.07)	—	—	$9.19	.18 *	$8,320	.56 *	.59 *	266 *
September 30, 2012	9.84	.12	.08	.20	(.32)	(.48)	(.80)	—	—	9.24	2.20	8,542	1.12	1.24	345
September 30, 2011	10.29	.23	.24	.47	(.25)	(.67)	(.92)	—	— [g]	9.84	5.06	6,189	1.10	2.32	402
September 30, 2010	9.92	.48	.38	.86	(.49)	—	(.49)	— [f]	—	10.29	8.83	3,035	1.08 [i,j]	4.62 [i]	195
September 30, 2009	8.72	.37	1.20	1.57	(.37)	—	(.37)	— [f]	— [h]	9.92	18.55	726	1.39 [i,k]	4.01 [i]	286
September 30, 2008	9.00	.52	(.38) [e]	.14	(.42)	—	(.42)	— [f]	—	8.72	1.48 [e]	301	1.24 [i]	5.52 [i]	173

Class R5
March 31, 2013 **	$9.21	.08	(.04)	.04	(.09)	—	(.09)	—	—	$9.16	.44 *	$10	.29 *	.85 *	266 *
July 31, 2012†	9.22	.03	.01	.04	(.05)	—	(.05)	—	—	9.21	.47 *	10	.15 *	.28 *	345

Class R6
March 31, 2013 **	$9.21	.08	(.03)	.05	(.10)	—	(.10)	—	—	$9.16	.50 *	$3,356	.26 *	.85 *	266 *
July 31, 2012†	9.22	.03	.02	.05	(.06)	—	(.06)	—	—	9.21	.49 *	10	.13 *	.30 *	345

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

42	American Government Income Fund	American Government Income Fund	43

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From	From					Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [d]

Class Y
March 31, 2013 **	$9.21	.08	(.04)	.04	(.09)	—	(.09)	—	—	$9.16	.44 *	$26,958	.31 *	.84 *	266 *
September 30, 2012	9.81	.16	.08	.24	(.36)	(.48)	(.84)	—	—	9.21	2.75	30,489.62		1.69	345
September 30, 2011	10.27	.29	.22	.51	(.30)	(.67)	(.97)	—	— [g]	9.81	5.50	17,776.60		2.94	402
September 30, 2010	9.90	.54	.37	.91	(.54)	—	(.54)	— [f]	—	10.27	9.35	16,757	.58 [i,j]	5.32 [i]	195
September 30, 2009	8.70	.38	1.24	1.62	(.42)	—	(.42)	— [f]	— [h]	9.90	19.20	8,370	.89 [i,k]	4.27 [i]	286
September 30, 2008	8.99	.50	(.32) [e]	.18	(.47)	—	(.47)	— [f]	—	8.70	1.93 [e]	20,500	.74 [i]	5.48 [i]	173

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to September 30, 2012.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes TBA purchase and sale transactions.

e Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

h Reflects non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, LLC and Millennium International Management, LLC, which amounted to less than $0.01 per share outstanding as of June 23, 2009.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.05%

September 30, 2009	0.16

September 30, 2008	0.13

j Excludes the impact of a reduction of interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.04% of average net assets as of September 30, 2010.

k Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.15% of average net assets as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.	The accompanying notes are an integral part of these financial statements.

44	American Government Income Fund	American Government Income Fund	45

Notes to financial statements 3/31/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2012 through March 31, 2013.

Putnam American Government Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The investment objective of the fund is to seek high current income, with preservation of capital as its secondary objective. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

46	American Government Income Fund

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to isolate prepayment risk and to hedge prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to hedge interest rate risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

American Government Income Fund	47

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk, is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements,

48	American Government Income Fund

collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $807,431 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,016,463.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion

American Government Income Fund	49

of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $33,220,960 recognized during the period between November 1, 2011 and September 30, 2012 to its fiscal year ending September 30, 2013.

The aggregate identified cost on a tax basis is $1,373,789,531, resulting in gross unrealized appreciation and depreciation of $23,020,737 and $7,820,154, respectively, or net unrealized appreciation of $15,200,583.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,

0.500%	of the next $5 billion,	0.330%	of the next $50 billion,

0.450%	of the next $10 billion,	0.320%	of the next $100 billion and

0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

50	American Government Income Fund

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$476,291	Class R5	6

Class B	9,963	Class R6	3

Class C	21,621	Class Y	24,124

Class M	2,047	Total	$540,824

Class R	6,769

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,591 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $558, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$775,994	Class M	6,667

Class B	64,932	Class R	22,044

Class C	140,932	Total	$1,010,569

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $32,322 and $14 from the sale of class A and class M shares, respectively, and received $8,197 and $1,636 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $11 and no monies on class A and class M redemptions, respectively.

American Government Income Fund	51

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $1,299,670,068 and $1,326,661,237, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $— and $20,581,652, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$431,989,163	$31,567,531

Options opened	1,245,090,100	1,394,277
Options exercised	(89,530,000)	(106,215)
Options closed	(869,965,563)	(32,855,593)

Written options outstanding at the
end of the reporting period	$717,583,700	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 3/31/13		Year ended 9/30/12

Class A	Shares	Amount	Shares	Amount

Shares sold	3,302,549	$30,276,544	14,244,425	$134,333,392

Shares issued in connection with
reinvestment of distributions	478,518	4,375,370	5,330,929	49,433,711

	3,781,067	34,651,914	19,575,354	183,767,103

Shares repurchased	(9,501,516)	(87,030,304)	(18,832,872)	(175,208,865)

Net increase (decrease)	(5,720,449)	$(52,378,390)	742,482	$8,558,238

	Six months ended 3/31/13		Year ended 9/30/12

Class B	Shares	Amount	Shares	Amount

Shares sold	68,220	$621,223	604,390	$5,613,366

Shares issued in connection with
reinvestment of distributions	5,715	51,841	96,553	888,291

	73,935	673,064	700,943	6,501,657

Shares repurchased	(298,113)	(2,707,434)	(547,858)	(5,059,083)

Net increase (decrease)	(224,178)	$(2,034,370)	153,085	$1,442,574

	Six months ended 3/31/13		Year ended 9/30/12

Class C	Shares	Amount	Shares	Amount

Shares sold	208,251	$1,905,241	1,850,375	$17,280,010

Shares issued in connection with
reinvestment of distributions	11,315	103,084	191,153	1,765,333

	219,566	2,008,325	2,041,528	19,045,343

Shares repurchased	(927,702)	(8,457,411)	(1,042,214)	(9,649,070)

Net increase (decrease)	(708,136)	$(6,449,086)	999,314	$9,396,273

52	American Government Income Fund

	Six months ended 3/31/13		Year ended 9/30/12

Class M	Shares	Amount	Shares	Amount

Shares sold	28,839	$266,266	53,953	$505,335

Shares issued in connection with
reinvestment of distributions	1,728	15,917	20,409	190,520

	30,567	282,183	74,362	695,855

Shares repurchased	(48,112)	(444,560)	(55,772)	(522,859)

Net increase (decrease)	(17,545)	$(162,377)	18,590	$172,996

	Six months ended 3/31/13		Year ended 9/30/12

Class R	Shares	Amount	Shares	Amount

Shares sold	297,600	$2,731,771	685,448	$6,437,474

Shares issued in connection with
reinvestment of distributions	6,907	63,259	73,022	677,277

	304,507	2,795,030	758,470	7,114,751

Shares repurchased	(323,857)	(2,967,260)	(462,976)	(4,302,977)

Net increase (decrease)	(19,350)	$(172,230)	295,494	$2,811,774

			For the period 7/3/12
			(commencement of operations)
	Six months ended 3/31/13		to 9/30/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	1,085	$10,000

Shares issued in connection with
reinvestment of distributions	11	98	6	58

	11	98	1,091	10,058

Shares repurchased	—	—	—	—

Net increase	11	$98	1,091	$10,058

			For the period 7/3/12
			(commencement of operations)
	Six months ended 3/31/13		to 9/30/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	365,245	$3,345,599	1,085	$10,000

Shares issued in connection with
reinvestment of distributions	14	128	6	60

	365,259	3,345,727	1,091	10,060

Shares repurchased	(1)	(12)	—	—

Net increase	365,258	$3,345,715	1,091	$10,060

	Six months ended 3/31/13		Year ended 9/30/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	1,166,437	$10,653,270	4,369,153	$40,604,659

Shares issued in connection with
reinvestment of distributions	27,602	251,827	163,073	1,508,252

	1,194,039	10,905,097	4,532,226	42,112,911

Shares repurchased	(1,561,543)	(14,262,012)	(3,033,122)	(28,094,814)

Net increase (decrease)	(367,504)	$(3,356,915)	1,499,104	$14,018,097

American Government Income Fund	53

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	1,102	100.0%	$10,093

Class R6	1,103	30.1	10,103

Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$850,200,000

Written swap option contracts (contract amount)	$385,600,000

Futures contracts (number of contracts)	1,000

OTC interest rate swap contracts (notional)	$1,109,300,000

Centrally cleared interest rate swap contracts (notional)	$3,500,000

OTC total return swap contracts (notional)	$521,700,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

	Receivables,		Payables,
	Net assets —		Net assets —
	Unrealized		Unrealized
Interest rate contracts	appreciation	$5,121,913*	depreciation	$4,819,736*

Total		$5,121,913		$4,819,736

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(2,422,081)	$121,836	$3,655,427	$1,355,182

Total	$(2,422,081)	$121,836	$3,655,427	$1,355,182

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(663,344)	$(360,988)	$2,712,765	$1,688,433

Total	$(663,344)	$(360,988)	$2,712,765	$1,688,433

54	American Government Income Fund

Note 6: Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliates	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$61,678,404	$159,669,893	$137,418,734	$31,720	$83,929,563

Totals	$61,678,404	$159,669,893	$137,418,734	$31,720	$83,929,563

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: New accounting pronouncement

In January 2013, ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the fund’s financial statements.

American Government Income Fund	55

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund®
The Putnam Fund for Growth and Income	Absolute Return 300 Fund®
International Value Fund	Absolute Return 500 Fund®
Multi-Cap Value Fund	Absolute Return 700 Fund®
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

56	American Government Income Fund

Global Sector	Putnam RetirementReady® Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Dynamic Asset Allocation
Conservative Fund	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation Growth Fund	Retirement Income Fund Lifestyle 2
Dynamic Risk Allocation Fund	Retirement Income Fund Lifestyle 3

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

American Government Income Fund	57

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

58	American Government Income Fund

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

American Government Income Fund	59

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President and Treasurer
Investment Sub-Manager	Robert J. Darretta
Putnam Investments Limited	Katinka Domotorffy	Janet C. Smith
57–59 St James’s Street	John A. Hill	Vice President,
London, England SW1A 1LD	Paul L. Joskow	Principal Accounting Officer,
	Elizabeth T. Kennan	and Assistant Treasurer
Marketing Services	Kenneth R. Leibler
Putnam Retail Management	Robert E. Patterson	Susan G. Malloy
One Post Office Square	George Putnam, III	Vice President and
Boston, MA 02109	Robert L. Reynolds	Assistant Treasurer
W. Thomas Stephens
Custodian		James P. Pappas
State Street Bank	Officers	Vice President
and Trust Company	Robert L. Reynolds
	President	Mark C. Trenchard
Legal Counsel		Vice President and
Ropes & Gray LLP	Jonathan S. Horwitz	BSA Compliance Officer
Executive Vice President,
	Principal Executive Officer, and	Judith Cohen
	Compliance Liaison	Vice President, Clerk, and
Associate Treasurer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
	Robert T. Burns	Associate Treasurer
Vice President and
Chief Legal Officer

60	American Government Income Fund

This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this Microsoft Tag barcode to update your mailing options.

SA027
280814 5/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam American Government Income Fund

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 24, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: May 24, 2013